Employee Information - Summary of Classification of Employee Benefit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit expense
Wages and salaries (including termination costs)	£ 1,152	£ 1,258	£ 1,421
Social security costs	96	100	112
Share-based payment costs	29	25	37
Retirement benefits - defined contribution plans	47	57	56
Retirement benefits - defined benefit plans	13	13	23
Other post-retirement medical benefits		(1)	(12)
Total	£ 1,337	£ 1,452	£ 1,637